FINANCIAL ASSETS RECEIVABLE, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets receivable
Financial assets receivable	¥ 2,149,846	¥ 2,170,780	¥ 3,694,269
Allowance for uncollectible receivables	(430,182)	(446,089)	(575,396)
Financial assets receivable, net	1,719,664	1,724,691
Movement of financial assets receivable
Balance at beginning of year	2,170,780	3,694,269	4,225,014
Addition in the current year	3,549,392	2,350,319	4,906,586
Collection in the current year	(3,304,181)	(3,429,622)	(5,050,047)
Write-off	(266,145)	(444,186)	(387,284)
Balance at end of year	2,149,846	2,170,780	3,694,269
Movement of allowance for uncollectible receivables
Balance at beginning of year	446,089	575,396	554,095
Current year net provision (reversal)	250,238	314,879	408,585
Write-off	(266,145)	(444,186)	(387,284)
Balance at end of year	430,182	446,089	575,396
Financial assets receivable for related parties
Financial assets receivable	2,149,846	2,170,780	3,694,269
Allowance for uncollectible receivables	(430,182)	(446,089)	(575,396)
2022
Financial assets receivable
Financial assets receivable		130,140
Movement of financial assets receivable
Balance at beginning of year	130,140
Balance at end of year		130,140
Financial assets receivable for related parties
Financial assets receivable		130,140
2023
Financial assets receivable
Financial assets receivable	75,596	549,475
Movement of financial assets receivable
Balance at beginning of year	549,475
Balance at end of year	75,596	549,475
Financial assets receivable for related parties
Financial assets receivable	75,596	549,475
2024
Financial assets receivable
Financial assets receivable	197,574	1,491,165
Movement of financial assets receivable
Balance at beginning of year	1,491,165
Balance at end of year	197,574	1,491,165
Financial assets receivable for related parties
Financial assets receivable	197,574	1,491,165
2025
Financial assets receivable
Financial assets receivable	1,876,676
Movement of financial assets receivable
Balance at end of year	1,876,676
Financial assets receivable for related parties
Financial assets receivable	1,876,676
Amount Due From Related Parties
Financial assets receivable
Financial assets receivable		1,227	12,717
Allowance for uncollectible receivables		(1,272)	(2,912)
Movement of financial assets receivable
Balance at beginning of year	1,227	12,717	42,724
Addition in the current year			19,981
Collection in the current year	(1,174)	(10,062)	(49,581)
Write-off	(53)	(1,428)	(407)
Balance at end of year		1,227	12,717
Movement of allowance for uncollectible receivables
Balance at beginning of year	1,272	2,912	2,648
Current year net provision (reversal)	(1,219)	(212)	671
Write-off	(53)	(1,428)	(407)
Balance at end of year		1,272	2,912
Financial assets receivable for related parties
Financial assets receivable		1,227	12,717
Allowance for uncollectible receivables		(1,272)	¥ (2,912)
Financial assets receivable, net		(45)
0-30 days past due
Financial assets receivable
Financial assets receivable	29,290	20,764
Movement of financial assets receivable
Balance at beginning of year	20,764
Balance at end of year	29,290	20,764
Financial assets receivable for related parties
Financial assets receivable	29,290	20,764
31 to 60 days past due
Financial assets receivable
Financial assets receivable	33,841	23,495
Movement of financial assets receivable
Balance at beginning of year	23,495
Balance at end of year	33,841	23,495
Financial assets receivable for related parties
Financial assets receivable	33,841	23,495
Current
Financial assets receivable
Financial assets receivable	2,086,715	2,126,521
Movement of financial assets receivable
Balance at beginning of year	2,126,521
Balance at end of year	2,086,715	2,126,521
Financial assets receivable for related parties
Financial assets receivable	¥ 2,086,715	¥ 2,126,521